Assets Held for Sale - Summary of Assets Held for Sale (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets Held For Sale [Line Items]
Property, plant and equipment	£ 10,860	£ 10,808	£ 9,668
Goodwill	5,734	5,965	£ 5,162
Inventory	5,557	5,102
Total assets held for sale	113	215
Assets held for sale [member]
Assets Held For Sale [Line Items]
Property, plant and equipment	57	184
Goodwill		13
Other intangibles	49	12
Inventory	7	7
Other		(1)
Total assets held for sale	£ 113	£ 215